N-2 - $ / shares shares in Millions			1 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jan. 30, 2024
Cover [Abstract]
Entity Central Index Key			0001495222
Amendment Flag			false
Document Type			424B3
Entity Registrant Name			Oxford Lane Capital Corp
Other Annual Expenses [Abstract]
Acquired Fund Fees Estimated, Note [Text Block]			Our total expenses for the quarter ended December 31, 2023 were approximately $30.5 million, compared with total expenses of approximately $29.6 million for the quarter ended September 30, 2023.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV		$ 4.81
Highest Price or Bid, NAV	$ 4.82
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			common stock
Outstanding Security, Authorized [Shares]			219.6